UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.*

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

*	Formerly AB Global Thematic Growth Fund, Inc.

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Sustainable Global Thematic Fund*

Portfolio of Investments

October 31, 2016 (unaudited)

*	Formerly AB Global Thematic Growth Fund

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Information Technology - 29.2%
Communications Equipment - 2.1%
Palo Alto Networks, Inc. (a)	86,250	$13,267,838

Electronic Equipment, Instruments & Components - 1.1%
TE Connectivity Ltd.	107,355	6,749,409

Internet Software & Services - 8.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	108,448	11,028,077
Alphabet, Inc.-Class C (a)	16,151	12,671,106
Facebook, Inc.-Class A (a)	112,065	14,679,394
Tencent Holdings Ltd.	501,100	13,280,313

		51,658,890

IT Services - 2.0%
Visa, Inc.-Class A	151,275	12,481,700

Semiconductors & Semiconductor Equipment - 7.2%
ams AG (b)	260,735	7,300,844
Broadcom Ltd.	64,462	10,976,589
Infineon Technologies AG	434,963	7,822,934
NVIDIA Corp.	138,449	9,852,031
NXP Semiconductors NV (a)	102,770	10,277,000

		46,229,398

Software - 6.4%
Blackline, Inc. (a)	6,186	140,732
Fortinet, Inc. (a)	280,195	8,983,052
LINE Corp. (Sponsored ADR) (a)(b)	53,719	2,173,471
Microsoft Corp.	185,820	11,134,334
Mobileye NV (a)(b)	213,440	7,935,699
salesforce.com, Inc. (a)	138,727	10,426,721

		40,794,009

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	103,059	11,701,319
Thin Film Electronics ASA (a)(b)	6,286,839	3,162,835

		14,864,154

		186,045,398

Health Care - 18.2%
Biotechnology - 1.4%
Foundation Medicine, Inc. (a)(b)	144,590	3,282,193
Regeneron Pharmaceuticals, Inc. (a)	17,077	5,891,907

		9,174,100

Health Care Equipment & Supplies - 7.2%
Abbott Laboratories	246,790	9,684,040
Cerus Corp. (a)(b)	1,082,866	5,219,414
Danaher Corp.	108,873	8,551,974
Essilor International SA	103,293	11,607,389

Company	Shares	U.S. $ Value
West Pharmaceutical Services, Inc.	137,243	$10,434,585

		45,497,402

Health Care Providers & Services - 3.1%
HealthEquity, Inc. (a)	185,024	6,148,347
UnitedHealth Group, Inc.	94,227	13,317,102

		19,465,449

Life Sciences Tools & Services - 4.3%
Bio-Rad Laboratories, Inc.-Class A (a)	41,360	6,538,189
Bruker Corp.	359,234	7,360,705
Quintiles IMS Holdings, Inc. (a)	189,807	13,616,754

		27,515,648

Pharmaceuticals - 2.2%
Dr Reddy’s Laboratories Ltd. (ADR)	67,283	3,316,379
Roche Holding AG	47,671	10,949,149

		14,265,528

		115,918,127

Financials - 13.9%
Capital Markets - 6.8%
Affiliated Managers Group, Inc. (a)	2,552	338,548
Charles Schwab Corp. (The)	473,715	15,016,766
Intercontinental Exchange, Inc.	2,652	717,074
MSCI, Inc.-Class A	120,520	9,664,499
Partners Group Holding AG	34,094	17,259,750

		42,996,637

Consumer Finance - 2.8%
Bharat Financial Inclusion Ltd. (a)	738,278	9,764,414
Gentera SAB de CV	3,955,845	7,802,439

		17,566,853

Insurance - 2.4%
AIA Group Ltd.	2,473,800	15,562,680

Thrifts & Mortgage Finance - 1.9%
Housing Development Finance Corp., Ltd.	600,613	12,399,315

		88,525,485

Consumer Discretionary - 10.9%
Auto Components - 1.8%
Delphi Automotive PLC	174,422	11,349,640

Automobiles - 1.6%
Tesla Motors, Inc. (a)	49,360	10,070,921

Diversified Consumer Services - 1.8%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	228,265	11,442,924

Hotels, Restaurants & Leisure - 1.4%
Starbucks Corp.	169,016	8,969,679

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	12,697	$10,028,345
Ctrip.com International Ltd. (ADR) (a)	15,381	679,071
Netflix, Inc. (a)	2,921	364,745

		11,072,161

Multiline Retail - 1.0%
Matahari Department Store Tbk PT	4,626,500	6,380,229

Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc.-Class B	177,976	8,930,836
Samsonite International SA	423,900	1,330,036

		10,260,872

		69,546,426

Industrials - 9.5%
Aerospace & Defense - 2.0%
Hexcel Corp.	282,599	12,855,428

Building Products - 0.9%
Kingspan Group PLC	229,805	5,625,588

Commercial Services & Supplies - 0.6%
China Everbright International Ltd.	3,032,000	3,624,547

Electrical Equipment - 3.2%
Rockwell Automation, Inc.	80,820	9,675,770
Vestas Wind Systems A/S	138,903	11,128,330

		20,804,100

Industrial Conglomerates - 1.3%
Siemens AG (REG)	71,364	8,108,188

Machinery - 1.5%
Xylem, Inc./NY	196,648	9,503,998

		60,521,849

Consumer Staples - 7.0%
Food & Staples Retailing - 1.5%
CVS Health Corp.	109,897	9,242,338

Food Products - 3.9%
Danone SA	170,388	11,817,828
Nestle SA (REG)	177,805	12,893,328

		24,711,156

Household Products - 1.6%
Unicharm Corp. (b)	438,200	10,420,048

		44,373,542

Utilities - 2.6%
Water Utilities - 2.6%
American Water Works Co., Inc.	116,931	8,657,572
AquaVenture Holdings Ltd. (a)	79,153	1,680,418
Beijing Enterprises Water Group Ltd. (a)(b)	8,798,000	6,364,016

		16,702,006

Company	Shares	U.S. $ Value
Telecommunication Services - 2.2%
Wireless Telecommunication Services - 2.2%
Vodafone Group PLC	5,088,980	$13,975,991

Materials - 1.7%
Chemicals - 1.7%
Ecolab, Inc.	94,809	10,824,343

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Ayala Land, Inc.	9,429,500	7,053,194

Total Common Stocks (cost $521,460,434)		613,486,361

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(c)(d) (cost $0)	3,143,420	0^

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.26% (e)(f) (cost $20,275,547)	20,275,547	20,275,547

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $541,735,981)		633,761,908

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.26% (e)(f) (cost $25,433,217)	25,433,217	25,433,217

Total Investments - 103.5% (cost $567,169,198) (g)		659,195,125
Other assets less liabilities - (3.5)%		(22,325,374)

Net Assets - 100.0%		$636,869,751

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	267,744	USD	39,843	12/15/16	$475,712
Barclays Bank PLC	HKD	70,180	USD	9,056	12/15/16	4,458
Barclays Bank PLC	USD	1,129	GBP	884	12/15/16	(46,229)
Barclays Bank PLC	USD	2,225	JPY	222,765	12/15/16	(97,492)
Barclays Bank PLC	USD	1,912	NOK	15,774	12/15/16	(2,510)
Barclays Bank PLC	USD	8,513	TWD	268,746	12/15/16	5,637
BNP Paribas SA	CAD	22,663	USD	17,237	12/15/16	335,169
Citibank NA	CHF	16,887	USD	17,552	12/15/16	445,351
Citibank NA	EUR	7,003	USD	7,921	12/15/16	218,386

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank NA	NOK	15,774	USD	1,938	12/15/16	$29,126
Citibank NA	USD	14,493	AUD	18,853	12/15/16	(167,413)
Citibank NA	USD	18,284	CAD	23,609	12/15/16	(677,166)
Citibank NA	USD	5,610	SEK	46,844	12/15/16	(412,853)
Credit Suisse International	USD	3,051	JPY	312,098	12/15/16	(69,486)
JPMorgan Chase Bank, NA	AUD	20,075	USD	15,341	12/15/16	86,755
JPMorgan Chase Bank, NA	USD	915	AUD	1,222	12/15/16	13,883
Morgan Stanley & Co., Inc.	BRL	17,675	USD	5,633	11/03/16	95,647
Morgan Stanley & Co., Inc.	USD	5,556	BRL	17,675	11/03/16	(18,973)
Morgan Stanley & Co., Inc.	USD	5,584	BRL	17,675	12/02/16	(94,045)
Morgan Stanley & Co., Inc.	CAD	946	USD	720	12/15/16	14,728
Morgan Stanley & Co., Inc.	USD	6,410	GBP	4,850	12/15/16	(467,302)
Morgan Stanley & Co., Inc.	USD	10,740	KRW	11,912,847	12/15/16	(329,722)
Royal Bank of Scotland PLC	BRL	17,675	USD	5,556	11/03/16	18,973
Royal Bank of Scotland PLC	USD	5,453	BRL	17,675	11/03/16	84,726
Royal Bank of Scotland PLC	USD	2,465	GBP	1,863	12/15/16	(182,399)
State Street Bank & Trust Co.	EUR	8,519	USD	9,639	12/15/16	269,076
State Street Bank & Trust Co.	USD	14,023	GBP	10,527	12/15/16	(1,125,541)
State Street Bank & Trust Co.	USD	30,983	JPY	3,160,591	12/15/16	(793,828)

						$(2,387,332)

^	Less than $0.50.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $106,797,921 and gross unrealized depreciation of investments was $(14,771,994), resulting in net unrealized appreciation of $92,025,927.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:
ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN*

October 31, 2016 (unaudited)

52.0%	United States
7.6%	Switzerland
7.3%	China
4.0%	India
4.0%	United Kingdom
3.7%	France
2.7%	Hong Kong
2.5%	Germany
2.0%	Japan
1.8%	Denmark
1.7%	Singapore
1.6%	Netherlands
1.2%	Mexico
4.7%	Other
3.2%	Short-Term

100.0%	Total Investments

*	All data are as of October 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.1% or less in the following countries: Austria, Indonesia, Ireland, Norway and Philippines.

AB Sustainable Global Thematic Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$154,478,472		$31,566,926		$	– 0	–	$186,045,398
Health Care	93,361,589		22,556,538			– 0	–	115,918,127
Financials	33,539,326		54,986,159			– 0	–	88,525,485
Consumer Discretionary	61,836,161		7,710,265			– 0	–	69,546,426
Industrials	37,660,784		22,861,065			– 0	–	60,521,849
Consumer Staples	9,242,338		35,131,204			– 0	–	44,373,542
Utilities	10,337,990		6,364,016			– 0	–	16,702,006
Telecommunication Services	– 0	–	13,975,991			– 0	–	13,975,991
Materials	10,824,343		– 0	–		– 0	–	10,824,343
Real Estate	– 0	–	7,053,194			– 0	–	7,053,194
Warrants	– 0	–	– 0	–		– 0	–(a)	0
Short-Term Investments	20,275,547		– 0	–		– 0	–	20,275,547
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	25,433,217		– 0	–		– 0	–	25,433,217

Total Investments in Securities	456,989,767		202,205,358	(b)		– 0	–(a)	659,195,125

Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,097,627			– 0	–	2,097,627
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,484,959)			– 0	–	(4,484,959)

Total(d)	$456,989,767		$199,818,026		$	– 0	–(a)	$656,807,793

(a)	Amount less than $0.50.
(b)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(d)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 7/31/16	$	– 0	–(a)	$	– 0	–(a)
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–(a)		– 0	–(a)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/16	$	– 0	–(a)	$	– 0	–(a)

Net change in unrealized appreciation/depreciation from investments held as of 10/31/16	$	– 0	–(a)	$	– 0	–(a)

(a)	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$22,790	$54,053	$56,567	$20,276	$17

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$40,395	$82,704	$97,666	$25,433	$21,216

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2016